Fair Value Measurements - Schedule of fair value on a recurring basis (Detail)	6 Months Ended
Sep. 30, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets held in Trust Account	$ 500,000,000
U.S. Treasury Securities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets held in Trust Account	500,000,000
Quoted Prices in Active Markets (Level 1)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets held in Trust Account	500,000,000
Quoted Prices in Active Markets (Level 1) | U.S. Treasury Securities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets held in Trust Account	500,000,000
Significant Other Observable Inputs (Level 2)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets held in Trust Account
Significant Other Observable Inputs (Level 2) | U.S. Treasury Securities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets held in Trust Account
Significant Other Unobservable Inputs (Level 3)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets held in Trust Account
Significant Other Unobservable Inputs (Level 3) | U.S. Treasury Securities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets held in Trust Account